UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21910
                                      ------------------------------------------

                      Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         --------------------

Date of reporting period: August 31, 2009
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

TAO | CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS - 99.8%
                      CHINA - 98.8%
       1,346,000      Agile Property Holdings Ltd.                                                                    $  1,529,970
       2,134,000      Champion Real Estate Investment Trust - REIT                                                         787,449
         253,000      Cheung Kong Holdings Ltd.                                                                          3,001,471
       1,672,000      China Overseas Land & Investment Ltd.                                                              3,399,808
       1,402,000      China Resources Land Ltd.                                                                          2,934,004
         613,000      Chinese Estates Holdings Ltd.                                                                      1,127,825
       2,465,000      Country Garden Holdings Co.                                                                        1,011,360
          40,093      E-House China Holdings Ltd., ADR (a)                                                                 764,574
       2,570,000      Franshion Properties China Ltd.                                                                      722,855
         254,000      Great Eagle Holdings Ltd.                                                                            546,628
       3,394,000      Guangzhou Investment Co. Ltd.                                                                        586,784
         911,600      Guangzhou R&F Properties Co. Ltd. - Class H                                                        1,489,018
         757,000      Hang Lung Group Ltd.                                                                               3,486,791
       1,043,000      Hang Lung Properties Ltd.                                                                          3,249,850
         598,000      Henderson Land Development Co. Ltd.                                                                3,514,402
         907,000      Hongkong Land Holdings Ltd.                                                                        3,691,490
         553,000      Hopewell Holdings Ltd.                                                                             1,673,131
         546,000      Hopson Development Holdings Ltd.                                                                     803,081
         549,000      Hysan Development Co. Ltd.                                                                         1,287,740
         598,500      Kerry Properties Ltd.                                                                              2,833,949
         770,000      KWG Property Holding Ltd.                                                                            452,027
       1,373,000      Link (The) - REIT                                                                                  3,025,661
         238,000      Neo-China Land Group Holdings Ltd. (b)                                                                93,043
       1,011,200      New World China Land Ltd.                                                                            481,421
       2,175,000      New World Development Ltd.                                                                         4,388,922
       4,260,000      Renhe Commercial Holdings Co. Ltd.                                                                   928,877
       1,506,000      Shenzhen Investment Ltd.                                                                             542,115
       1,143,000      Shimao Property Holdings Ltd.                                                                      1,701,821
       1,888,800      Shui On Land Ltd.                                                                                  1,045,455
         960,000      Shun Tak Holdings Ltd.                                                                               640,359
       2,040,000      Sino Land Co. Ltd.                                                                                 3,484,817
       2,727,500      Sino-Ocean Land Holdings Ltd.                                                                      2,470,380
       1,704,500      Soho China Ltd.                                                                                      906,058
         267,000      Sun Hung Kai Properties Ltd.                                                                       3,613,671
         335,500      Swire Pacific Ltd. - Class A                                                                       3,499,729
         860,000      Swire Pacific Ltd. - Class B                                                                       1,682,130
         865,000      Wharf Holdings Ltd.                                                                                3,878,223
         737,000      Wheelock & Co. Ltd.                                                                                1,982,601
                                                                                                            -----------------------
                                                                                                                        73,259,490
                                                                                                            -----------------------
                      SINGAPORE - 1.0%
         476,000      Yanlord Land Group Ltd.                                                                              759,724
                                                                                                            -----------------------

                      TOTAL INVESTMENTS - 99.8%
                      (Cost $72,990,478)                                                                                74,019,214
                      Other Assets in excess of Liabilities - 0.2%                                                         119,657
                                                                                                            -----------------------
                      NET ASSETS - 100.0%                                                                             $ 74,138,871
                                                                                                            =======================


ADR - American Depositary Receipt
Ltd. - Limited
REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $93,043 which represents 0.1% of net assets.



--------------------------------------------------------------------------------
                SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                99.1%
Industrials                                                                0.9%
--------------------------------------------------------------------------------


* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

       See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on June 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                              Level 1                Level 2                Level 3                     Total
-------------------------------    ---------------------    -----------------    --------------------    --------------------------
(value in $000s)
Assets:
Common Stocks:
   Financials                                  $ 73,286                 $ 93                     $ -                      $ 73,379
   Industrials                                      640                    -                       -                           640
                                   ---------------------    -----------------    --------------------    --------------------------
Total                                          $ 73,926                 $ 93                     $ -                      $ 74,019
                                   =====================    =================    ====================    ==========================

HAO | CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                               VALUE
---------------------------------------------------------------------------------------------------------------------

                     COMMON STOCKS  - 99.9%
                     CONSUMER DISCRETIONARY - 14.7%
       1,684,000     AviChina Industry & Technology Co. (a)                                              $   547,526
       3,134,000     China Dongxiang Group Co.                                                             1,936,852
       2,062,000     China Hongxing Sports Ltd.                                                              350,571
       3,128,000     China Travel International Investment Hong Kong Ltd.                                    613,440
          65,902     Ctrip.com International Ltd., ADR (a)                                                 3,225,244
       5,366,000     Denway Motors Ltd.                                                                    2,388,535
       3,012,000     Dongfeng Motor Group Co. Ltd.                                                         3,116,673
         149,466     Focus Media Holding Ltd., ADR (a)                                                     1,339,215
         555,000     Golden Eagle Retail Group Ltd.                                                          816,318
          23,755     Home Inns & Hotels Management, Inc., ADR (a)                                            571,783
         655,000     Intime Department Store Group Co. Ltd.                                                  436,067
         817,000     Li Ning Co. Ltd.                                                                      2,271,597
         614,000     Minth Group Ltd.                                                                        545,028
          32,338     New Oriental Education & Technology Group, ADR (a)                                    2,284,680
       1,482,500     Parkson Retail Group Ltd.                                                             2,161,399
         390,500     Ports Design Ltd.                                                                       893,792
       1,614,000     Shanghai Jin Jiang International Hotels Group Co. Ltd.                                  408,151
                                                                                            -------------------------
                                                                                                          23,906,871
                                                                                            -------------------------

                     CONSUMER STAPLES - 6.6%
          73,755     American Oriental Bioengineering, Inc. (a)                                              375,413
       2,362,640     Chaoda Modern Agriculture Holdings Ltd.                                               1,402,224
       1,752,000     China Agri-Industries Holdings Ltd.                                                   1,229,688
         836,000     China Foods Ltd.                                                                        508,030
         552,000     China Green Holdings Ltd.                                                               579,729
         572,500     China Huiyuan Juice Group Ltd.                                                          378,188
         986,000     China Yurun Food Group Ltd.                                                           1,702,138
       1,546,000     Global Bio-Chem Technology Group Co. Ltd.                                               374,998
         387,000     Hsu Fu Chi International Ltd.                                                           402,831
         239,000     Lianhua Supermarket Holdings Co. Ltd.                                                   465,009
         738,000     People's Food Holdings Ltd.                                                             371,292
       1,788,000     Pine Agritech Ltd. (a)                                                                  266,764
         348,000     Tsingtao Brewery Co. Ltd.                                                             1,198,816
       1,106,000     Uni-President China Holdings Ltd.                                                       615,027
         587,000     Wumart Stores, Inc.                                                                     917,915
                                                                                            -------------------------
                                                                                                          10,788,062
                                                                                            -------------------------

                     ENERGY - 4.2%
       1,770,000     China Oilfield Services Ltd.                                                          1,546,051
       2,450,000     CNPC Hong Kong Ltd.                                                                   2,045,183
       2,264,000     Yanzhou Coal Mining Co. Ltd.                                                          3,218,992
                                                                                            -------------------------
                                                                                                           6,810,226
                                                                                            -------------------------

                     FINANCIALS - 15.3%
       1,724,000     Agile Property Holdings Ltd.                                                          1,959,635
       1,150,000     Beijing Capital Land Ltd.                                                               402,095
         820,000     China Everbright Ltd.                                                                 1,931,864
         759,000     China Taiping Insurance Holdings Co. Ltd. (a)                                         2,046,680
       3,158,000     Country Garden Holdings Co.                                                           1,295,690
          51,459     E-House China Holdings Ltd., ADR (a)                                                    981,323
       3,328,000     Franshion Properties China Ltd.                                                         936,056
         685,000     Greentown China Holdings Ltd.                                                           817,512
       4,320,000     Guangzhou Investment Co. Ltd.                                                           746,879
       1,172,400     Guangzhou R&F Properties Co. Ltd.                                                     1,915,012
       1,022,500     KWG Property Holding Ltd.                                                               600,256
       2,712,000     PICC Property & Casualty Co. Ltd. (a)                                                 1,704,043
       5,432,000     Renhe Commercial Holdings Co. Ltd.                                                    1,184,427
       1,978,000     Shenzhen Investment Ltd.                                                                712,020
       1,470,500     Shimao Property Holdings Ltd.                                                         2,189,438
       3,501,500     Sino-Ocean Land Holdings Ltd.                                                         3,171,415
       2,174,500     Soho China Ltd.                                                                       1,155,895
       4,292,000     United Energy Group Ltd. (a)                                                            232,579
         624,000     Yanlord Land Group Ltd. (Singapore)                                                     995,941
                                                                                            -------------------------
                                                                                                          24,978,760
                                                                                            -------------------------

                     HEALTH CARE - 3.4%
          27,110     China Medical Technologies, Inc., ADR (a)                                               417,494
         880,000     China Pharmaceutical Group Ltd.                                                         480,270
          83,668     Mindray Medical International Ltd., ADR                                               2,585,341
         436,000     Shandong Weigao Group Medical Polymer Co. Ltd.                                        1,181,320
          38,749     Simcere Pharmaceutical Group, ADR (a)                                                   292,168
          56,957     WuXi PharmaTech Cayman, Inc., ADR (a)                                                   668,675
                                                                                            -------------------------
                                                                                                           5,625,268
                                                                                            -------------------------

                     INDUSTRIALS - 23.5%
       2,532,000     Air China Ltd. (a)                                                                    1,489,671
         562,000     Anhui Expressway Co.                                                                    312,518
       2,184,000     Beijing Capital International Airport Co. Ltd. (a)                                    1,214,484
       1,596,000     China Eastern Airlines Corp. Ltd. (a)                                                   494,204
       1,584,000     China Everbright International Ltd.                                                     578,367
       1,346,000     China National Materials Co. Ltd.                                                     1,113,179
       4,326,000     China Shipping Container Lines Co. Ltd. (a)                                           1,568,392
       1,496,000     China Shipping Development Co. Ltd.                                                   1,874,186
       1,763,000     China South Locomotive and Rolling Stock Corp.                                        1,039,514
       2,029,000     China Southern Airlines Co. Ltd. (a)                                                    638,754
       1,286,000     China State Construction International Holdings Ltd.                                    524,312
       1,868,000     Citic Pacific Ltd.                                                                    4,988,949
       2,422,000     Citic Resources Holdings Ltd. (a)                                                       662,479
       1,268,000     COSCO Pacific Ltd.                                                                    1,907,566
         196,800     Dongfang Electric Corp. Ltd.                                                            959,796
       1,642,000     Guangshen Railway Co. Ltd.                                                              713,945
         602,000     GZI Transportation Ltd.                                                                 233,013
         782,000     Harbin Power Equipment Co. Ltd.                                                         776,890
       1,408,000     Jiangsu Expressway Co. Ltd.                                                           1,111,773
       1,113,000     Lonking Holdings Ltd.                                                                   663,436
       3,612,000     Shanghai Electric Group Co. Ltd.                                                      1,663,711
         609,000     Shanghai Industrial Holdings Ltd.                                                     2,915,097
         872,000     Shenzhen Expressway Co. Ltd.                                                            441,026
       9,545,000     Shenzhen International Holdings                                                         714,276
       1,040,000     Sichuan Expressway Co. Ltd. (a)                                                         422,674
       1,772,000     Sinotrans Ltd.                                                                          418,385
       1,481,000     Sinotrans Shipping Ltd.                                                                 647,764
         930,000     Sinotruk Hong Kong Ltd.                                                               1,078,709
         119,329     Suntech Power Holdings Co. Ltd., ADR (a)                                              1,695,665
         566,000     Tianjin Development Holdings                                                            331,539
         230,000     Weichai Power Co. Ltd.                                                                1,023,785
       2,393,000     Yangzijiang Shipbuilding Holdings Ltd. (Singapore)                                    1,635,686
       1,654,000     Zhejiang Expressway Co. Ltd.                                                          1,572,769
         526,000     Zhuzhou CSR Times Electric Co. Ltd.                                                     895,822
                                                                                            -------------------------
                                                                                                          38,322,336
                                                                                            -------------------------

                     INFORMATION TECHNOLOGY - 17.7%
         814,000     AAC Acoustic Technologies Holdings, Inc.                                                674,251
       1,305,500     Alibaba.com Ltd. (a)                                                                  3,240,737
          30,070     AsiaInfo Holdings, Inc. (a)                                                             517,805
         655,500     Byd Co. Ltd. (a)                                                                      4,110,275
         694,000     BYD Electronic International Co. Ltd. (a)                                               320,556
          34,748     China Digital TV Holding Co. Ltd., ADR                                                  253,313
         643,000     Digital China Holdings Ltd.                                                             545,052
         102,646     Giant Interactive Group, Inc., ADR                                                      774,977
         670,500     Kingboard Chemical Holdings Ltd.                                                      2,115,142
         805,000     Kingsoft Corp Ltd.                                                                      870,366
       5,314,000     Lenovo Group Ltd.                                                                     2,241,977
          74,381     Netease.com, ADR (a)                                                                  3,123,258
      25,797,000     Semiconductor Manufacturing International Corp. (a)                                   1,231,495
          35,650     Shanda Interactive Entertainment Ltd., ADR (a)                                        1,745,424
          64,746     Sina Corp. (a)                                                                        1,942,380
          32,690     Sohu.com, Inc. (a)                                                                    1,997,359
          14,137     The9 Ltd., ADR                                                                          106,028
       1,734,000     TPV Technology Ltd.                                                                     941,875
         722,000     Travelsky Technology Ltd.                                                               473,220
         334,108     ZTE Corp.                                                                             1,556,166
                                                                                            -------------------------
                                                                                                          28,781,656
                                                                                            -------------------------

                     MATERIALS - 12.3%
       1,252,000     Angang Steel Co. Ltd.                                                                 2,374,562
         483,000     Asia Cement China Holdings Corp.                                                        286,660
       2,036,000     China BlueChemical Ltd.                                                               1,090,154
       1,514,000     China Molybdenum Co. Ltd.                                                             1,131,010
       1,158,000     China National Building Material Co. Ltd.                                             2,447,284
       2,194,000     China Shanshui Cement Group Ltd.                                                      1,273,828
         391,000     FerroChina Ltd. (a) (b)                                                                       -
       1,874,000     Hunan Non-Ferrous Metal Corp. Ltd. (a)                                                  500,497
       1,603,000     Jiangxi Copper Co. Ltd.                                                               3,346,370
         483,200     Lee & Man Paper Manufacturing Ltd.                                                      783,030
       2,008,000     Maanshan Iron & Steel (a)                                                             1,238,379
       1,551,000     Nine Dragons Paper Holdings Ltd.                                                      1,714,962
       3,958,000     Shougang Concord International Enterprises Co. Ltd.                                     704,720
       2,034,000     Sinofert Holdings Ltd.                                                                  921,128
       2,694,000     Sinopec Shanghai Petrochemical Co. Ltd. (a)                                           1,147,026
       1,624,000     Sinopec Yizheng Chemical Fibre Co. Ltd. (a)                                             381,346
         507,500     Zhaojin Mining Industry Co. Ltd.                                                        720,262
                                                                                            -------------------------
                                                                                                          20,061,218
                                                                                            -------------------------

                     TELECOMMUNICATION SERVICES - 0.7%
       2,016,000     China Communications Services Corp. Ltd.                                              1,128,865
                                                                                            -------------------------

                     UTILITIES - 1.5%
       1,850,000     China Power International Development Ltd. (a)                                          513,183
       2,768,000     Guangdong Investment Ltd.                                                             1,417,811
       1,664,000     Huadian Power International Co. (a)                                                     517,407
                                                                                            -------------------------
                                                                                                           2,448,401
                                                                                            -------------------------

                     TOTAL INVESTMENTS - 99.9%
                     (Cost $151,428,764)                                                                 162,851,663
                     Other Assets in excess of Liabilities - 0.1%                                             86,145
                                                                                            -------------------------
                     NET ASSETS - 100.0%                                                               $ 162,937,808
                                                                                            =========================

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $0 which represents 0.0% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
                               Country Allocation*
--------------------------------------------------------------------------------
China                                                                      98.4%
Singapore                                                                   1.6%
--------------------------------------------------------------------------------

 * Subject to change daily.  Based on total investments.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.


Description                                  Level 1                Level 2                Level 3                   Total
-----------------------------------    ---------------------    -----------------    --------------------    -----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                         $  23,907                  $ -                     $ -                  $  23,907
   Consumer Staples                                  10,788                    -                       -                     10,788
   Energy                                             6,810                    -                       -                      6,810
   Financials                                        24,979                    -                       -                     24,979
   Health Care                                        5,625                    -                       -                      5,625
   Industrials                                       38,322                    -                       -                     38,322
   Information Technology                            28,782                    -                       -                     28,782
   Materials                                         20,061                    -                       -                     20,061
   Telecommunication Services                         1,129                    -                       -                      1,129
   Utilities                                          2,449                    -                       -                      2,449
                                       ---------------------    -----------------    --------------------    -----------------------
Total                                             $ 162,852                  $ -                     $ -                  $ 162,852
                                       =====================    =================    ====================    =======================

For fair valuations using unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following table presents the reconciliation of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2009.

LEVEL 3 HOLDINGS                                                 SECURITIES            DERIVATIVES               TOTAL
                                                            ---------------------    -----------------    --------------------
Beginning Balance at 5/31/09                                                 $ -                  $ -                     $ -
Total Realized Gain/Loss                                                       -                    -                       -
Change in Unrealized Gain/Loss                                                 -                    -                       -
Net Purchases and Sales                                                        -                    -                       -
Net Transfers In/Out                                                           -                    -                       -
                                                            ---------------------    -----------------    --------------------
Ending Balance at 8/31/09                                                    $ -                  $ -                     $ -
                                                            =====================    =================    ====================


EXB | CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES    DESCRIPTION                                                                                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS  - 99.1%
                    AUSTRALIA - 2.2%
           2,543    ASX Ltd.                                                                                          $     70,962
                                                                                                          -------------------------

                    BERMUDA - 1.8%
           2,420    Invesco Ltd.                                                                                            50,215
           1,026    MF Global Ltd. (a)                                                                                       7,336
                                                                                                          -------------------------
                                                                                                                            57,551
                                                                                                          -------------------------
                    CANADA - 2.8%
             434    AGF Management Ltd. - Class B                                                                            5,829
             909    CI Financial Corp.                                                                                      16,761
             660    GMP Capital, Inc.                                                                                        8,233
             624    IGM Financial, Inc.                                                                                     23,238
           1,093    TMX Group, Inc.                                                                                         35,181
             331    Uranium Participation Corp. (a)                                                                          1,959
                                                                                                          -------------------------
                                                                                                                            91,201
                                                                                                          -------------------------
                    CAYMAN ISLANDS - 0.1%
          24,000    Get Nice Holdings Ltd.                                                                                   1,765
                                                                                                          -------------------------

                    GERMANY - 4.4%
           1,870    Deutsche Boerse AG                                                                                     142,899
                                                                                                          -------------------------

                    HONG KONG - 5.1%
           9,500    Hong Kong Exchanges and Clearing Ltd.                                                                  165,470
                                                                                                          -------------------------

                    ICELAND - 0.0%
         241,643    Straumur-Burdaras Fjarfestingabanki hf (a) (b)                                                               -
                                                                                                          -------------------------

                    ITALY - 0.2%
             643    Azimut Holding SpA                                                                                       7,423
                                                                                                          -------------------------

                    JAPAN - 11.0%
          16,000    Daiwa Securities Group, Inc.                                                                            99,003
             200    Jafco Co. Ltd.                                                                                           6,770
               3    kabu.com Securities Co. Ltd.                                                                             3,751
           1,200    Matsui Securities Co. Ltd.                                                                              11,151
           6,000    Mizuho Securities Co. Ltd.                                                                              22,638
              12    Monex Group, Inc.                                                                                        5,090
          17,700    Nomura Holdings, Inc.                                                                                  157,032
           1,000    Okasan Securities Group, Inc.                                                                            4,980
               4    Osaka Securities Exchange Co. Ltd.                                                                      18,326
              86    SBI Holdings, Inc.                                                                                      19,339
           2,000    Tokai Tokyo Financial Holdings                                                                           7,244
                                                                                                          -------------------------
                                                                                                                           355,324
                                                                                                          -------------------------
                    MEXICO - 0.3%
           9,000    Bolsa Mexicana de Valores SA de CV (a)                                                                  10,812
                                                                                                          -------------------------

                    NETHERLANDS - 0.4%
             794    BinckBank NV                                                                                            12,374
                                                                                                          -------------------------

                    PAKISTAN - 0.0%
           4,100    Jahangir Siddiqui & Co. Ltd. (a)                                                                         1,254
                                                                                                          -------------------------

                    SINGAPORE - 2.1%
          12,000    Singapore Exchange Ltd.                                                                                 69,616
                                                                                                          -------------------------

                    SOUTH AFRICA - 0.3%
           1,129    JSE Ltd.                                                                                                 8,842
                                                                                                          -------------------------

                    SPAIN - 1.2%
           1,095    Bolsas y Mercados Espanoles                                                                             38,876
                                                                                                          -------------------------

                    SWEDEN - 0.4%
             581    Ratos AB - Class B                                                                                      13,706
                                                                                                          -------------------------

                    SWITZERLAND - 2.3%
             398    EFG International AG                                                                                     6,477
           1,242    Julius Baer Holding AG                                                                                  63,284
              56    Partners Group Holding AG                                                                                6,465
                                                                                                          -------------------------
                                                                                                                            76,226
                                                                                                          -------------------------
                    THAILAND- 0.1%
          10,700    Asia Plus Securities PCL                                                                                   566
          21,100    Country Group Securities PCL (a)                                                                           769
           2,600    Kim Eng Securities Thailand PCL                                                                            994
                                                                                                          -------------------------
                                                                                                                             2,329
                                                                                                          -------------------------
                    UNITED KINGDOM - 6.6%
           5,668    3i Group PLC                                                                                            28,036
           5,954    Aberdeen Asset Management PLC                                                                           13,353
           1,559    Ashmore Group PLC                                                                                        6,073
             426    Climate Exchange PLC (Isle of Man) (a)                                                                   6,384
           5,195    ICAP PLC                                                                                                36,365
           2,284    Intermediate Capital Group PLC                                                                          11,167
           3,195    London Stock Exchange Group PLC                                                                         41,944
          10,046    Man Group PLC                                                                                           44,043
             733    Schroders PLC                                                                                           12,914
           2,190    Tullett Prebon PLC                                                                                      14,381
                                                                                                          -------------------------
                                                                                                                           214,660
                                                                                                          -------------------------
                    UNITED STATES - 57.8%
             243    Affiliated Managers Group, Inc. (a)                                                                     15,875
           1,064    Allied Capital Corp.                                                                                     3,192
           1,660    American Capital Ltd.                                                                                    4,117
           1,499    Ameriprise Financial, Inc.                                                                              45,015
             937    Apollo Investment Corp.                                                                                  8,677
             579    Ares Capital Corp.                                                                                       5,385
           5,280    Bank of New York Mellon Corp.                                                                          156,341
             147    BlackRock, Inc.                                                                                         29,337
             117    Calamos Asset Management, Inc. - Class A                                                                 1,320
           8,562    Charles Schwab Corp.                                                                                   154,630
             453    CME Group, Inc.                                                                                        131,841
             103    Cohen & Steers, Inc.                                                                                     2,026
          11,367    E*Trade Financial Corp. (a)                                                                             20,006
             687    Eaton Vance Corp.                                                                                       19,628
             108    Evercore Partners, Inc. - Class A                                                                        2,719
             526    Federated Investors, Inc. - Class B                                                                     13,807
           2,421    Fortress Investment Group LLC - Class A (a)                                                             10,967
             887    Franklin Resources, Inc.                                                                                82,784
              35    GAMCO Investors, Inc. - Class A                                                                          1,579
             681    GFI Group, Inc.                                                                                          4,876
             574    GLG Partners, Inc.                                                                                       2,267
           1,040    Goldman Sachs Group, Inc.                                                                              172,078
             188    Greenhill & Co., Inc.                                                                                   14,890
           1,085    IntercontinentalExchange, Inc. (a)                                                                     101,773
             447    Investment Technology Group, Inc. (a)                                                                   11,014
           1,060    Janus Capital Group, Inc.                                                                               13,483
           1,289    Jefferies Group, Inc. (a)                                                                               30,498
             311    KBW, Inc. (a)                                                                                            8,901
             946    Knight Capital Group, Inc. - Class A (a)                                                                19,033
             497    LaBranche & Co., Inc. (a)                                                                                1,918
             947    Legg Mason, Inc.                                                                                        27,236
             517    MarketAxess Holdings, Inc. (a)                                                                           5,733
           5,333    Morgan Stanley                                                                                         154,444
           2,047    Nasdaq OMX Group (a)                                                                                    44,932
           1,418    Northern Trust Corp.                                                                                    82,896
           3,871    NYSE Euronext                                                                                          109,704
             423    optionsXpress Holdings, Inc.                                                                             7,039
              86    Penson Worldwide, Inc. (a)                                                                                 872
             168    Piper Jaffray Cos. (a)                                                                                   8,514
             250    Prospect Capital Corp.                                                                                   2,550
           1,003    Raymond James Financial, Inc.                                                                           22,818
             786    SEI Investments Co.                                                                                     14,494
           2,904    State Street Corp.                                                                                     152,402
             282    Stifel Financial Corp. (a)                                                                              15,877
             283    SWS Group, Inc.                                                                                          4,092
           1,503    T Rowe Price Group, Inc.                                                                                68,116
           2,438    TD Ameritrade Holding Corp. (a)                                                                         46,907
               1    Teton Advisors, Inc. - Class B (a) (b)                                                                       1
             322    TradeStation Group, Inc. (a)                                                                             2,309
             506    Waddell & Reed Financial, Inc. - Class A                                                                13,424
                                                                                                          -------------------------
                                                                                                                         1,874,337
                                                                                                          -------------------------

                    TOTAL COMMON STOCKS - 99.1%
                    (Cost $5,058,831)                                                                                    3,215,627
                                                                                                          -------------------------

                    MASTER LIMITED PARTNERSHIPS - 1.0%
                    UNITED STATES - 1.0%
             512    AllianceBernstein Holding L.P.                                                                          11,617
           1,557    Blackstone Group L.P.                                                                                   20,070
             216    Och-Ziff Capital Management Group LLC - Class A                                                          2,156
                                                                                                          -------------------------
                    TOTAL MASTER LIMITED PARTNERSHIPS
                    (Cost $49,410)                                                                                          33,843
                                                                                                          -------------------------

                    TOTAL INVESTMENTS - 100.1%
                    (Cost $5,108,241)                                                                                    3,249,470
                    Liabilities in excess of Other Assets - (0.1%)                                                          (4,724)
                                                                                                          -------------------------
                    NET ASSETS - 100.0%                                                                                $ 3,244,746
                                                                                                          =========================

AB - Stock Company
AG - Corporation
hf - Limited Liability Company
LLC - Limited Liability Company
L.P. - Limited Partnership
NV - Publicly Traded Company
PCL - Public Company Limited
PLC - Public Limited Company
SpA - Joint Stock Company

(a)    Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1 which represents 0.0% of net assets.


------------------------------------------------------------------------------
                                SECTOR BREAKDOWN*
 Financials                                                            100.0%
------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

Securities classified by sectors that represent broad groupings of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                               Level 1                Level 2                Level 3                   Total
---------------------------------  ----------------------    -----------------    --------------------    -----------------------
(value in $000s)
Assets:
Common Stocks:
   Financials                                    $ 3,215                  $ -                     $ -                    $ 3,215
Master Limited Partnerships:
   Financials                                         34                    -                       -                         34
                                   ----------------------    -----------------    --------------------    -----------------------
Total                                            $ 3,249                  $ -                     $ -                    $ 3,249
                                   ======================    =================    ====================    =======================


For fair valuations using unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following table presents the reconciliation of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2009.

LEVEL 3 HOLDINGS                                               SECURITIES             DERIVATIVES               TOTAL
                                                          ----------------------    -----------------    --------------------
Beginning Balance at 5/31/09                                                $ -                  $ -                     $ -
Total Realized Gain/Loss                                                      -                    -                       -
Change in Unrealized Gain/Loss                                                -                    -                       -
Net Purchases and Sales                                                       -                    -                       -
Net Transfers In/Out                                                          -                    -                       -
                                                          ----------------------    -----------------    --------------------
Ending Balance at 8/31/09                                                   $ -                  $ -                     $ -
                                                          ======================    =================    ====================


CUT | CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES    DESCRIPTION                                                                          VALUE
---------------------------------------------------------------------------------------------------------------

                    COMMON STOCKS  - 90.1%
                    AUSTRALIA - 2.2%
       1,846,330    Gunns Ltd. (b)                                                              $    1,705,978
                                                                                         ----------------------

                    BERMUDA - 1.0%
      18,182,000    China Grand Forestry Resources Group Ltd. (a)                                      738,948
                                                                                         ----------------------

                    CANADA - 5.6%
         124,673    Canfor Corp. (a)                                                                   619,817
         228,340    Sino-Forest Corp. (a)                                                            2,827,611
          39,685    West Fraser Timber Co., Ltd.                                                       921,436
                                                                                         ----------------------
                                                                                                     4,368,864
                                                                                         ----------------------
                    FINLAND - 9.6%
         508,883    Stora Enso OYJ - R Shares                                                        3,498,005
         326,041    UPM-Kymmene OYJ                                                                  3,920,876
                                                                                         ----------------------
                                                                                                     7,418,881
                                                                                         ----------------------
                    IRELAND - 5.3%
         516,571    Smurfit Kappa Group PLC                                                          4,069,765
                                                                                         ----------------------

                    JAPAN - 16.8%
         595,000    Hokuetsu Paper Mills Ltd.                                                        3,239,099
         111,000    Nippon Paper Group, Inc.                                                         3,272,624
         687,000    OJI Paper Co., Ltd.                                                              3,251,151
         394,800    Sumitomo Forestry Co., Ltd.                                                      3,277,055
                                                                                         ----------------------
                                                                                                    13,039,929
                                                                                         ----------------------
                    PORTUGAL - 4.2%
       1,205,637    Portucel Empresa Produtora de Pasta e Papel SA                                   3,287,283
                                                                                         ----------------------

                    SOUTH AFRICA - 4.4%
         673,133    Mondi Ltd.                                                                       3,369,619
                                                                                         ----------------------

                    SPAIN - 2.6%
         530,780    Grupo Empresarial Ence SA (a)                                                    2,026,110
                                                                                         ----------------------

                    SWEDEN - 9.2%
         122,959    Holmen AB - B Shares                                                             3,497,975
         280,714    Svenska Cellulosa AB - B Shares                                                  3,668,741
                                                                                         ----------------------
                                                                                                     7,166,716
                                                                                         ----------------------
                    UNITED STATES - 29.2%
          11,401    Deltic Timber Corp.                                                                582,363
          37,174    Domtar Corp. (a)                                                                 1,317,075
          40,314    Greif, Inc. - Class A                                                            1,997,156
         119,799    International Paper Co.                                                          2,749,387
         182,843    MeadWestvaco Corp.                                                               4,013,404
          57,413    Plum Creek Timber Co., Inc. - REIT                                               1,739,040
          37,990    Potlatch Corp. - REIT                                                            1,105,509
          77,897    Rayonier, Inc. - REIT                                                            3,345,676
          74,279    Sonoco Products Co.                                                              1,926,797
          47,411    Wausau Paper Corp.                                                                 457,990
          91,247    Weyerhaeuser Co.                                                                 3,411,725
                                                                                         ----------------------
                                                                                                    22,646,122
                                                                                         ----------------------

                    TOTAL COMMON STOCKS - 90.1%
                    (Cost $61,331,717)                                                              69,838,215
                                                                                         ----------------------

                    PREFERRED STOCK - 9.9%
                    BRAZIL - 9.9%
         185,584    Aracruz Celulose SA, ADR                                                         3,919,534
         238,046    Votorantim Celulose e Papel SA, ADR (a)                                          3,763,513
                                                                                         ----------------------
                    (Cost $4,937,177)                                                                7,683,047
                                                                                         ----------------------

                    TOTAL INVESTMENTS - 100.0%
                    (Cost $66,268,894)                                                              77,521,262
                    Other Assets in excess of Liabilities - 0.0%                                        17,345
                                                                                         ----------------------
                    NET ASSETS - 100.0%                                                           $ 77,538,607
                                                                                         ======================

AB - Corporation
ADR - American Depositary Receipt
Ltd. - Limited
OYJ - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)        Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1,705,978 which represents 2.2% of net assets.


-------------------------------------------------------------------------------
               SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Materials                                                                 87.8%
Financials                                                                 8.0%
Consumer Discretionary                                                     4.2%
--------------------------------------------------------------------------------


* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ending May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on September 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                  Level 1                Level 2                Level 3                   Total
-------------------------------------  ---------------------    -----------------    --------------------    ----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                          $  3,277              $     -                     $ -                  $  3,277
   Financials                                         6,190                    -                       -                     6,190
   Materials                                         58,665                1,706                       -                    60,371
Preferred Stocks                                      7,683                    -                       -                     7,683
                                       ---------------------    -----------------    --------------------    ----------------------
Total                                              $ 75,815              $ 1,706                     $ -                  $ 77,521
                                       =====================    =================    ====================    ======================

FRN | CLAYMORE/BNY MELLON FRONTIER MARKETS ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 93.7%
                     BAHRAIN - 0.6%
          14,970     Gulf Finance House EC - GDR (a)                                                            $     101,796
           1,460     Investcorp Bank BSC - GDR                                                                          4,745
                                                                                                    --------------------------
                                                                                                                      106,541
                                                                                                    --------------------------

                     CHILE - 28.0%
           4,863     Banco de Chile - ADR                                                                             208,136
          11,159     Banco Santander Chile - ADR                                                                      571,006
           6,344     Cia Cervecerias Unidas SA - ADR                                                                  206,434
           5,850     CorpBanca SA - ADR                                                                               168,919
          29,133     Empresa Nacional de Electricidad SA - ADR                                                      1,343,323
          68,537     Enersis SA - ADR                                                                               1,186,375
          37,420     Lan Airlines SA - ADR                                                                            443,427
          23,825     Sociedad Quimica y Minera de Chile SA - ADR                                                      829,825
           6,116     Vina Concha y Toro SA - ADR                                                                      249,288
                                                                                                    --------------------------
                                                                                                                    5,206,733
                                                                                                    --------------------------

                     COLOMBIA - 7.5%
          54,481     Ecopetrol SA - ADR                                                                             1,403,431
                                                                                                    --------------------------

                     CZECH REPUBLIC - 3.6%
          10,903     Komercni Banka AS - GDR                                                                          679,148
                                                                                                    --------------------------

                     EGYPT - 16.2%
          66,164     Commercial International Bank - GDR                                                              660,978
          30,176     Egyptian Financial Group-Hermes Holding - GDR                                                    313,227
          21,411     Orascom Construction Industries - GDR                                                            888,128
          24,477     Orascom Telecom Holding SAE - GDR                                                                810,189
          19,434     Telecom Egypt - GDR                                                                              341,067
                                                                                                    --------------------------
                                                                                                                    3,013,589
                                                                                                    --------------------------

                     ESTONIA - 0.0%
              92     Eesti Telekom - GDR                                                                                2,332
                                                                                                    --------------------------

                     GEORGIA - 0.3%
          10,554     Bank of Georgia JSC - GDR (b)                                                                     56,464
                                                                                                    --------------------------

                     JERSEY - 0.2%
           5,552     KazakhGold Group Ltd. - GDR (b)                                                                   29,203
                                                                                                    --------------------------

                     KAZAKHSTAN - 6.0%
          31,185     Halyk Savings Bank of Kazakhstan JSC - GDR (b)                                                   187,110
          42,523     KazMunaiGas Exploration Production - GDR                                                         935,506
                                                                                                    --------------------------
                                                                                                                    1,122,616
                                                                                                    --------------------------

                     LEBANON - 3.4%
          27,699     Solidere - GDR                                                                                   641,786
                                                                                                    --------------------------

                     LUXEMBOURG - 0.5%
           9,641     MHP SA - GDR (b)                                                                                  88,022
                                                                                                    --------------------------

                     NIGERIA - 2.8%
         107,197     Guaranty Trust Bank PLC - GDR                                                                    523,120
                                                                                                    --------------------------

                     OMAN - 1.7%
          39,059     Bank Muscat SAOG - GDR (a)                                                                       320,284
                                                                                                    --------------------------

                     PAKISTAN- 0.2%
           3,538     Oil & Gas Development Co. Ltd. - GDR                                                              40,687
                                                                                                    --------------------------

                     PERU - 5.2%
          38,344     Cia de Minas Buenaventura SA - ADR                                                               968,953
                                                                                                    --------------------------

                     POLAND - 17.3%
          22,741     Bank Pekao SA - GDR (b)                                                                        1,153,196
          16,134     KGHM Polska Miedz SA - GDR                                                                     1,048,710
         178,636     Telekomunikacja Polska SA - GDR                                                                1,018,225
                                                                                                    --------------------------
                                                                                                                    3,220,131
                                                                                                    --------------------------

                     QATAR - 0.2%
           7,679     Commercial Bank of Qatar - GDR                                                                    29,027
                                                                                                    --------------------------

                     TOTAL COMMON STOCK - 93.7%
                     (Cost $19,154,700)                                                                            17,452,067
                                                                                                    --------------------------

                     PREFERRED STOCKS - 5.1%
                     CHILE - 1.4%
           7,687     Embotelladora Andina SA - Class A Preference Shares - ADR                                        111,615
           9,161     Embotelladora Andina SA - Class B Preference Shares - ADR                                        157,020
                                                                                                    --------------------------
                                                                                                                      268,635
                                                                                                    --------------------------

                     COLOMBIA - 3.7%
          19,288     BanColombia SA - Preference Shares - ADR                                                         685,495
                                                                                                    --------------------------

                     TOTAL PREFERRED STOCK - 5.1%
                     (Cost $828,244)                                                                                  954,130
                                                                                                    --------------------------

                     EXCHANGE-TRADED FUNDS - 0.8%
                     UNITED STATES - 0.8%
           2,700     iShares MSCI EAFE Index Fund
                     (Cost $137,462)                                                                                  142,236
                                                                                                    --------------------------

                     TOTAL INVESTMENTS - 99.6%
                     (Cost $20,120,406)                                                                            18,548,433
                     Other Assets in excess of Liabilities - 0.4%                                                      67,691
                                                                                                    --------------------------
                     NET ASSETS - 100.0%                                                                         $ 18,616,124
                                                                                                    ==========================


ADR - American Depositary Receipt
AS - Joint Stock Company
BSC - Bahraini Stock Company
EC - Joint Stock Company
GDR - Global Depositary Receipt
JSC - Joint Stock Company
PLC - Public Limited Company
SA - Corporation
SAE - Corporation
SAOG - Joint Stock Company


(a) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $422,080 which represents 2.3% of net assets.

(b)  Non-income producing security.



--------------------------------------------------------------------------------
                SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                34.0%
Materials                                                                 15.5%
Utilities                                                                 13.6%
Energy                                                                    12.8%
Telecommunication Services                                                11.7%
Industrials                                                                7.2%
Consumer Staples                                                           4.4%
Exchange Traded Funds                                                      0.8%
--------------------------------------------------------------------------------

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ending May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                  Level 1                Level 2                Level 3                   Total
-----------------------------------    ---------------------    -----------------    --------------------    -----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Staples                                $    543                 $  -                     $ -                   $    543
   Energy                                             2,380                    -                       -                      2,380
   Financials                                         5,197                  422                       -                      5,619
   Industrials                                        1,331                    -                       -                      1,331
   Materials                                          2,877                    -                       -                      2,877
   Telecommunication Services                         2,172                    -                       -                      2,172
   Utilities                                          2,530                    -                       -                      2,530
Preferred Stocks:
   Consumer Staples                                     269                    -                       -                        269
   Financials                                           685                    -                       -                        685
Exchange Traded Funds                                   142                    -                       -                        142
                                       ---------------------    -----------------    --------------------    -----------------------
Total                                              $ 18,126                $ 422                     $ -                   $ 18,548
                                       =====================    =================    ====================    =======================


SEA | CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCK - 94.6%
                     BELGIUM - 8.3%
         109,612     Compagnie Maritime Belge SA                                                                  $    3,405,516
         186,946     Euronav NV                                                                                        3,648,564
                                                                                                          -----------------------
                                                                                                                       7,054,080
                                                                                                          -----------------------
                     BERMUDA - 16.9%
         119,082     Frontline Ltd.                                                                                    2,651,956
         286,400     Golar LNG Ltd.                                                                                    2,849,680
         152,604     Knightsbridge Tankers Ltd.                                                                        1,977,748
         302,128     Ship Finance International Ltd.                                                                   3,824,941
         192,919     Tsakos Energy Navigation Ltd.                                                                     3,102,138
                                                                                                          -----------------------
                                                                                                                      14,406,463
                                                                                                          -----------------------
                     CHINA - 12.4%
       2,363,000     China COSCO Holdings Co. Ltd. - Class H                                                           2,862,801
       7,756,000     China Shipping Container Lines Co. Ltd. - Class H                                                 2,811,940
       2,214,000     China Shipping Development Co. Ltd. - Class H                                                     2,773,695
       3,236,000     Pacific Basin Shipping Ltd.                                                                       2,158,544
                                                                                                          -----------------------
                                                                                                                      10,606,980
                                                                                                          -----------------------
                     DENMARK - 7.1%
          90,173     D/S Norden                                                                                        3,177,095
         307,781     Torm A/S                                                                                          2,913,531
                                                                                                          -----------------------
                                                                                                                       6,090,626
                                                                                                          -----------------------
                     JAPAN - 11.4%
         684,000     Kawasaki Kisen Kaisha Ltd.                                                                        3,015,750
         317,000     Mitsui OSK Lines Ltd.                                                                             2,033,256
         664,000     Nippon Yusen KK                                                                                   2,884,622
         642,000     Shinwa Kaiun Kaisha Ltd.                                                                          1,778,623
                                                                                                          -----------------------
                                                                                                                       9,712,251
                                                                                                          -----------------------
                     LIBERIA - 2.0%
         249,603     Excel Maritime Carriers Ltd.                                                                      1,692,308
                                                                                                          -----------------------

                     MARSHALL ISLANDS - 13.4%
         144,577     Diana Shipping, Inc.                                                                              1,878,055
         703,741     Navios Maritime Holdings, Inc.                                                                    3,187,947
         513,216     Seaspan Corp.                                                                                     3,474,472
         160,707     Teekay Corp.                                                                                      2,892,726
                                                                                                          -----------------------
                                                                                                                      11,433,200
                                                                                                          -----------------------
                     SINGAPORE - 7.0%
       3,166,000     Cosco Corp. Singapore Ltd.                                                                        2,746,262
       2,921,000     Neptune Orient Lines Ltd.                                                                         3,263,461
                                                                                                          -----------------------
                                                                                                                       6,009,723
                                                                                                          -----------------------
                     UNITED STATES - 16.1%
         129,922     Alexander & Baldwin, Inc.                                                                         3,728,761
         503,737     Eagle Bulk Shipping, Inc.                                                                         2,533,797
          89,771     Genco Shipping & Trading Ltd.                                                                     1,738,864
         365,734     General Maritime Corp.                                                                            2,907,585
          79,440     Overseas Shipholding Group, Inc.                                                                  2,809,793
                                                                                                          -----------------------
                                                                                                                      13,718,800
                                                                                                          -----------------------
                     TOTAL COMMON STOCKS - 94.6%
                     (Cost $81,399,717)                                                                               80,724,431
                                                                                                          -----------------------

                     MASTER LIMITED PARTNERSHIPS - 5.0%
                     MARSHALL ISLANDS - 5.0%
         186,499     Teekay LNG Partners LP
                     (Cost $3,347,817)                                                                                 4,282,017
                                                                                                          -----------------------

                     TOTAL INVESTMENTS - 99.6%
                     (Cost $84,747,534)                                                                               85,006,448
                     Other Assets in excess of Liabilities - 0.4%                                                        308,808
                                                                                                          -----------------------
                     NET ASSETS - 100.0%                                                                            $ 85,315,256
                                                                                                          =======================

A/S      Limited Liability Stock Company
KK       Joint Stock Company
Ltd.     Limited
LP       Limited Partnership
NV       Publicly Traded Company
SA       Corporation

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Industrials                                                               60.2%
Energy                                                                    39.8%
--------------------------------------------------------------------------------

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on June 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                              Level 1                Level 2                Level 3                  Total
-------------------------------    ---------------------    -----------------    --------------------   -----------------------
(value in $000s)
Assets:
Common Stocks:
   Energy                                      $ 29,578                  $ -                     $ -                  $ 29,578
   Industrials                                   51,146                    -                       -                    51,146
Master Limited Partnerships                       4,282                    -                       -                     4,282
                                   ---------------------    -----------------    --------------------   -----------------------
Total                                          $ 85,006                  $ -                     $ -                  $ 85,006
                                   =====================    =================    ====================   =======================

ROB | CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------------------

                     COMMON STOCKS - 95.3%
                     BERMUDA - 4.1%
          35,000     Mandarin Oriental International Ltd.                                                      $      46,200
           2,269     Orient-Express Hotels Ltd. - Class A                                                             22,599
          92,000     Shangri-La Asia Ltd.                                                                            135,318
                                                                                                     ------------------------
                                                                                                                     204,117
                                                                                                     ------------------------
                     BRAZIL - 2.3%
           5,464     Empresa Brasileira de Aeronautica SA, ADR                                                       116,055
                                                                                                     ------------------------

                     FRANCE - 27.7%
           2,537     Christian Dior SA                                                                               235,336
           2,262     LVMH Moet Hennessy Louis Vuitton SA                                                             216,481
             294     Dassault Aviation SA                                                                            194,498
           2,962     Pernod-Ricard SA                                                                                231,106
           1,412     Remy Cointreau SA                                                                                56,534
           1,327     Hermes International                                                                            196,811
           2,292     PPR                                                                                             266,453
                                                                                                     ------------------------
                                                                                                                   1,397,219
                                                                                                     ------------------------
                     GERMANY - 9.4%
           5,160     Daimler AG                                                                                      233,475
           5,248     Bayerische Motoren Werke AG                                                                     239,302
                                                                                                     ------------------------
                                                                                                                     472,777
                                                                                                     ------------------------
                     ITALY - 6.7%
             922     Tod's SpA                                                                                        57,569
           8,889     Luxottica Group SpA                                                                             215,834
           9,022     Bulgari SpA                                                                                      65,447
                                                                                                     ------------------------
                                                                                                                     338,850
                                                                                                     ------------------------
                     JAPAN - 5.2%
          10,000     Shiseido Co Ltd.                                                                                176,575
          12,000     TOTO Ltd.                                                                                        83,825
                                                                                                     ------------------------
                                                                                                                     260,400
                                                                                                     ------------------------
                     SWITZERLAND - 14.1%
           4,302     Julius Baer Holding AG                                                                          219,201
           8,764     Compagnie Financiere Richemont SA                                                               238,992
           1,157     Swatch Group AG (The)                                                                           249,715
                                                                                                     ------------------------
                                                                                                                     707,908
                                                                                                     ------------------------
                     UNITED KINGDOM - 2.0%
          12,901     Burberry Group PLC                                                                              101,661
                                                                                                     ------------------------

                     UNITED STATES - 23.8%
           7,232     Coach, Inc.                                                                                     204,593
           6,392     Nordstrom, Inc.                                                                                 179,232
           3,431     Northern Trust Corp.                                                                            200,576
           2,927     Polo Ralph Lauren Corp.                                                                         194,294
           4,333     Saks, Inc. (a)                                                                                   26,431
           1,979     Sotheby's                                                                                        31,387
           3,688     Tiffany & Co.                                                                                   134,170
           2,047     Wilmington Trust Corp.                                                                           28,719
           3,678     Wynn Resorts Ltd. (a)                                                                           199,090
                                                                                                     ------------------------
                                                                                                                   1,198,492
                                                                                                     ------------------------

                     TOTAL COMMON STOCKS - 95.3%                                                                   4,797,479
                                                                                                     ------------------------
                     (Cost $6,910,774)

                     PREFERRED STOCK - 4.5%
                     GERMANY - 4.5%
           3,059     Porsche Automobil Holding SE                                                                    225,637
                                                                                                     ------------------------
                     (Cost $433,471)

                     EXCHANGE TRADED FUND - 0.2%
                     UNITED STATES - 0.2%
             235     iShares MSCI EAFE Index Fund                                                                     12,380
                                                                                                     ------------------------
                     (Cost $10,635)


                     TOTAL INVESTMENTS - 100.0%
                     (Cost - $7,354,880)                                                                           5,035,496
                     Other Assets in excess of Liabilities - 0.0%                                                        209
                                                                                                     ------------------------
                     NET ASSETS - 100.0%                                                                         $ 5,035,705
                                                                                                     ========================


ADR - American Depositary Receipt
AG - Stock Corporation
Ltd. - Limited
PLC - Public Limited Company
SA - Corporation
SE - Stock Corporation
SpA - Joint Stock Company

(a) Non-income producing security.

--------------------------------------------------------------------------------
                              Security of Investments by Sector Classification*
--------------------------------------------------------------------------------
Consumer Discretionary                                                    73.8%
Consumer Staples                                                           9.2%
Financials                                                                 8.9%
Industrials                                                                7.8%
Exchange Traded Fund                                                       0.3%
--------------------------------------------------------------------------------


* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groups of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on September 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. FSP 157-4 requires disclosure in interim and annual periods of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.


Description                              Level 1               Level 2                   Level 3                    Total
--------------------------------    ----------------    ---------------------    -----------------------    ---------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                   $ 3,490                      $ -                        $ -                  $ 3,490
   Consumer Staples                             464                        -                          -                      464
   Financials                                   449                        -                          -                      449
   Industrials                                  394                        -                          -                      394
Preferred Stock                                 226                        -                          -                      226
Exchange Traded Fund                             12                        -                          -                       12
                                    ----------------    ---------------------    -----------------------    ---------------------
Total                                       $ 5,035                      $ -                        $ -                  $ 5,035
                                    ================    =====================    =======================    =====================

ENY | CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

 NUMBER OF SHARES        DESCRIPTION                                                                            VALUE
----------------------------------------------------------------------------------------------------------------------

                         COMMON STOCKS - 53.9%
                         CANADA - 53.9%
           49,806        Canadian Natural Resources Ltd.                                               $    2,843,919
           45,258        Crescent Point Energy Corp.                                                        1,512,378
           39,331        EnCana Corp.                                                                       2,043,457
           52,851        Husky Energy, Inc.                                                                 1,418,664
           77,655        Imperial Oil Ltd.                                                                  2,783,772
        1,476,687        Ivanhoe Energy, Inc. (a)                                                           2,258,897
           64,106        Nexen, Inc.                                                                        1,254,977
          956,400        OPTI Canada, Inc. (a)                                                              1,471,720
           57,437        Petrobank Energy & Resources Ltd. (a)                                              2,124,371
          113,076        Suncor Energy, Inc.                                                                3,448,136
        1,422,028        UTS Energy Corp. (a)                                                               2,317,715
                                                                                                  --------------------
                         TOTAL COMMON STOCKS                                                               23,478,006
                         (Cost $23,370,147)                                                       --------------------


                         INCOME TRUSTS - 46.0%
                         CANADA - 46.0%
           83,575        ARC Energy Trust                                                                   1,322,589
          167,932        Baytex Energy Trust                                                                3,640,757
           72,626        Bonavista Energy Trust                                                             1,246,529
          165,485        Canadian Oil Sands Trust                                                           4,143,717
          174,598        Daylight Resources Trust                                                           1,279,776
           91,449        Enerplus Resources Fund                                                            1,908,501
          148,339        NAL Oil & Gas Trust                                                                1,526,274
          218,020        Penn West Energy Trust                                                             2,801,058
          144,718        Peyto Energy Trust                                                                 1,303,220
           33,036        Vermilion Energy Trust                                                               876,548
                                                                                                  --------------------
                         TOTAL INCOME TRUSTS                                                               20,048,969
                         (Cost $18,963,778)                                                       --------------------



                         TOTAL INVESTMENTS - 99.9%
                         (Cost $42,333,925)                                                                43,526,975
                         Other Assets in excess of Liabilities - 0.1%                                          28,474
                                                                                                  --------------------
                         NET ASSETS - 100.0%                                                             $ 43,555,449
                                                                                                  ====================


(a) Non-income producing security.



--------------------------------------------------------------------------------
SECTOR*                                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Energy                                                                   100.0%
--------------------------------------------------------------------------------

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                        Level 1                Level 2               Level 3                    Total
------------------------    ----------------------    ----------------    ---------------------    ----------------------
(value in $000s)
Assets:
Common Stocks:
   Energy                                $ 23,478                 $ -                      $ -                  $ 23,478
Income Trusts:
   Energy                                  20,049                   -                        -                    20,049
                            ----------------------    ----------------    ---------------------    ----------------------
Total                                    $ 43,527                 $ -                      $ -                  $ 43,527
                            ======================    ================    =====================    ======================


CRO | CLAYMORE/ZACKS COUNTRY ROTATION ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS  - 99.4%
                     AUSTRALIA - 11.1%
           1,695     AGL Energy Ltd.                                                                         $    19,949
           7,346     AMP Ltd.                                                                                     39,388
           2,236     Australia & New Zealand Banking Group Ltd.                                                   40,133
           1,337     BHP Billiton Ltd.                                                                            41,479
           6,046     Brambles Ltd.                                                                                37,871
             989     Commonwealth Bank of Australia                                                               38,354
             812     CSL Ltd.                                                                                     22,050
           7,256     Foster's Group Ltd.                                                                          33,522
           9,794     Insurance Australia Group Ltd.                                                               29,559
             375     Macquarie Group Ltd.                                                                         16,060
           1,615     National Australia Bank Ltd.                                                                 38,776
             720     Newcrest Mining Ltd.                                                                         18,216
           1,602     Origin Energy Ltd.                                                                           20,677
           1,226     QBE Insurance Group Ltd.                                                                     23,648
             234     Rio Tinto Ltd.                                                                               11,069
           1,624     Santos Ltd.                                                                                  21,632
           5,894     Suncorp-Metway Ltd.                                                                          38,907
          14,909     Telstra Corp Ltd.                                                                            40,975
           1,112     Wesfarmers Ltd.                                                                              23,559
           3,175     Westfield Group - REIT                                                                       33,887
           2,457     Westpac Banking Corp.                                                                        50,479
             547     Woodside Petroleum Ltd.                                                                      22,596
           1,371     Woolworths Ltd.                                                                              32,386
                                                                                             ----------------------------
                                                                                                                 695,172
                                                                                             ----------------------------

                     BERMUDA - 6.8%
           7,000     Cheung Kong Infrastructure Holdings Ltd.                                                     25,469
          24,000     Chinese Estates Holdings Ltd.                                                                44,156
           5,900     Esprit Holdings Ltd.                                                                         35,892
           8,500     Kerry Properties Ltd.                                                                        40,248
          18,000     Li & Fung Ltd.                                                                               59,801
          42,000     Noble Group Ltd.                                                                             61,788
          17,000     NWS Holdings Ltd.                                                                            33,120
          65,000     Pacific Basin Shipping Ltd.                                                                  43,358
          30,000     Shangri-La Asia Ltd.                                                                         44,125
          16,000     Yue Yuen Industrial Holdings Ltd.                                                            42,216
                                                                                             ----------------------------
                                                                                                                 430,173
                                                                                             ----------------------------

                     CAYMAN ISLANDS - 1.7%
           3,200     ASM Pacific Technology Ltd.                                                                  20,499
          65,000     Foxconn International Holdings Ltd. (a)                                                      39,919
          14,000     Kingboard Chemical Holdings Ltd.                                                             44,164
                                                                                             ----------------------------
                                                                                                                 104,582
                                                                                             ----------------------------

                     CHINA - 17.1%
          14,000     Bank of East Asia Ltd.                                                                       45,158
          29,000     BOC Hong Kong Holdings Ltd.                                                                  58,145
          33,000     Cathay Pacific Airways Ltd.                                                                  47,857
           4,000     Cheung Kong Holdings Ltd.                                                                    47,454
           7,000     CLP Holdings Ltd.                                                                            46,873
           8,000     Hang Lung Group Ltd.                                                                         36,849
          13,000     Hang Lung Properties Ltd.                                                                    40,506
           2,500     Hang Seng Bank Ltd.                                                                          35,513
           6,000     Henderson Land Development Co. Ltd.                                                          35,262
          22,000     Hong Kong & China Gas Co. Ltd.                                                               47,630
             800     Hong Kong Aircraft Engineerg Co. Ltd.                                                         9,362
           2,400     Hong Kong Exchanges and Clearing Ltd.                                                        41,803
           8,500     Hongkong Electric Holdings Ltd.                                                              47,486
          12,000     Hopewell Holdings Ltd.                                                                       36,307
           7,000     Hutchison Whampoa Ltd.                                                                       49,222
          16,000     Hysan Development Co. Ltd.                                                                   37,530
          23,500     Link (The) - REIT                                                                            51,787
          14,500     MTR Corp.                                                                                    48,735
          24,000     New World Development Ltd.                                                                   48,429
          24,000     Sino Land Co. Ltd.                                                                           40,998
           4,000     Sun Hung Kai Properties Ltd.                                                                 54,137
           3,500     Swire Pacific Ltd.                                                                           36,510
           7,000     Television Broadcasts Ltd.                                                                   29,849
          11,000     Wharf Holdings Ltd.                                                                          49,318
          13,000     Wheelock & Co. Ltd.                                                                          34,971
           2,000     Wing Hang Bank Ltd.                                                                          18,063
                                                                                             ----------------------------
                                                                                                               1,075,754
                                                                                             ----------------------------

                     FRANCE - 1.2%
             512     AXA SA                                                                                       11,668
             138     BNP Paribas                                                                                  11,124
             389     France Telecom SA                                                                             9,903
             242     GDF Suez                                                                                     10,207
             150     Sanofi-Aventis SA                                                                            10,186
             165     Total SA                                                                                      9,464
             361     Vivendi                                                                                      10,294
                                                                                             ----------------------------
                                                                                                                  72,846
                                                                                             ----------------------------

                     ISLE OF MAN - 1.0%
          91,000     Genting Singapore PLC (a)                                                                    63,780
                                                                                             ----------------------------

                     JAPAN - 26.7%
             500     Astellas Pharma, Inc.                                                                        20,105
           1,800     Bridgestone Corp.                                                                            33,006
             800     Canon, Inc.                                                                                  30,787
               2     Central Japan Railway Co.                                                                    13,561
           1,200     Chubu Electric Power Co., Inc.                                                               28,006
           1,400     Daiichi Sankyo Co. Ltd.                                                                      29,958
             700     Denso Corp.                                                                                  20,412
             300     East Japan Railway Co.                                                                       19,663
             100     Fanuc Ltd.                                                                                    8,182
             600     FUJIFILM Holdings Corp.                                                                      17,949
          11,000     Hitachi Ltd.                                                                                 38,894
           1,300     Honda Motor Co. Ltd.                                                                         41,131
           5,000     ITOCHU Corp.                                                                                 35,574
               3     Japan Tobacco, Inc.                                                                           8,729
             500     JFE Holdings, Inc.                                                                           17,517
           1,200     Kansai Electric Power Co., Inc. (The)                                                        27,683
           1,000     Kao Corp.                                                                                    25,441
               2     KDDI Corp.                                                                                   11,405
           8,000     Kintetsu Corp.                                                                               34,754
           3,000     Kirin Holdings Co. Ltd.                                                                      44,079
           1,900     Komatsu Ltd.                                                                                 34,369
             100     Kyocera Corp.                                                                                 8,354
             800     Kyushu Electric Power Co., Inc.                                                              17,722
           1,900     Mitsubishi Corp.                                                                             38,608
           6,000     Mitsubishi Electric Corp.                                                                    44,758
           2,000     Mitsubishi Estate Co. Ltd.                                                                   33,267
          10,000     Mitsubishi Heavy Industries Ltd.                                                             41,503
           7,400     Mitsubishi UFJ Financial Group, Inc.                                                         47,384
           2,900     Mitsui & Co. Ltd.                                                                            37,889
           2,000     Mitsui Fudosan Co. Ltd.                                                                      37,902
             600     Mitsui Sumitomo Insurance Group Holdings, Inc.                                               16,978
          19,400     Mizuho Financial Group, Inc.                                                                 47,682
             200     Murata Manufacturing Co. Ltd.                                                                 9,486
             100     Nintendo Co. Ltd.                                                                            27,122
          12,000     Nippon Steel Corp.                                                                           47,216
             400     Nippon Telegraph & Telephone Corp.                                                           17,938
           6,300     Nissan Motor Co. Ltd.                                                                        44,144
           4,900     Nomura Holdings, Inc.                                                                        43,472
               6     NTT DoCoMo, Inc.                                                                              9,269
           2,500     Panasonic Corp.                                                                              40,155
           2,000     Ricoh Co. Ltd.                                                                               28,912
             200     Secom Co. Ltd.                                                                                9,055
           1,100     Seven & I Holdings Co. Ltd.                                                                  26,680
           3,000     Sharp Corp.                                                                                  34,765
             400     Shin-Etsu Chemical Co. Ltd.                                                                  23,716
           1,500     Softbank Corp.                                                                               33,714
           1,000     Sony Corp.                                                                                   27,112
           2,700     Sumitomo Corp.                                                                               27,738
          17,000     Sumitomo Metal Industries Ltd.                                                               42,699
             700     Sumitomo Mitsui Financial Group, Inc.                                                        30,259
             700     Takeda Pharmaceutical Co. Ltd.                                                               28,297
             900     Tohoku Electric Power Co. Ltd.                                                               19,549
             900     Tokio Marine Holdings, Inc.                                                                  26,874
           1,100     Tokyo Electric Power Co. Inc. (The)                                                          28,755
             200     Tokyo Electron Ltd.                                                                          10,909
          10,000     Tokyo Gas Co. Ltd.                                                                           40,209
          10,000     Toshiba Corp.                                                                                51,528
             900     Toyota Motor Corp.                                                                           38,711
                                                                                             ----------------------------
                                                                                                               1,681,536
                                                                                             ----------------------------

                     MAURITIUS - 1.0%
         198,690     Golden Agri-Resources Ltd.                                                                   65,492
                                                                                             ----------------------------

                     SINGAPORE - 15.1%
          44,000     Ascendas Real Estate Investment Trust - REIT                                                 50,380
          17,000     CapitaLand Ltd.                                                                              43,767
          50,000     CapitaMall Trust - REIT                                                                      56,556
           6,000     City Developments Ltd.                                                                       41,386
          51,000     ComfortDelgro Corp. Ltd.                                                                     54,856
           6,000     DBS Group Holdings Ltd.                                                                      52,628
          13,000     Fraser and Neave Ltd.                                                                        34,732
           2,000     Jardine Cycle & Carriage Ltd.                                                                32,199
           9,000     Keppel Corp. Ltd.                                                                            47,528
          34,000     Olam International Ltd.                                                                      58,041
           9,000     Oversea-Chinese Banking Corp. Ltd.                                                           48,340
          21,000     SembCorp Industries Ltd.                                                                     46,778
          17,000     SembCorp Marine Ltd.                                                                         36,453
           5,000     Singapore Airlines Ltd.                                                                      44,620
           7,000     Singapore Exchange Ltd.                                                                      40,609
          22,000     Singapore Press Holdings Ltd.                                                                55,876
          28,000     Singapore Technologies Engineering Ltd.                                                      50,324
          22,000     Singapore Telecommunications Ltd.                                                            47,937
           5,000     United Overseas Bank Ltd.                                                                    57,944
          11,000     Wilmar International Ltd.                                                                    49,922
                                                                                             ----------------------------
                                                                                                                 950,876
                                                                                             ----------------------------

                     SPAIN - 3.4%
             504     Abertis Infraestructuras SA                                                                  10,976
             183     ACS Actividades de Construccion y Servicios SA                                                9,438
           1,563     Banco Bilbao Vizcaya Argentaria SA                                                           27,791
           2,180     Banco Popular Espanol SA                                                                     23,494
           3,500     Banco Santander SA                                                                           53,918
             528     Gas Natural SDG SA                                                                           11,104
           2,223     Iberdrola SA                                                                                 20,608
             211     Inditex SA                                                                                   11,494
             424     Repsol YPF SA                                                                                10,526
           1,321     Telefonica SA                                                                                33,345
                                                                                             ----------------------------
                                                                                                                 212,694
                                                                                             ----------------------------

                     SWEDEN - 2.8%
             200     Hennes & Mauritz AB - Class B                                                                11,112
           3,572     Nordea Bank AB                                                                               37,478
           2,329     Sandvik AB                                                                                   23,518
             490     Svenska Handelsbanken AB - Class A                                                           12,870
           3,056     Telefonaktiebolaget LM Ericsson - Class B                                                    29,309
           5,546     TeliaSonera AB                                                                               36,085
           2,965     Volvo AB                                                                                     25,994
                                                                                             ----------------------------
                                                                                                                 176,366
                                                                                             ----------------------------

                     SWITZERLAND - 2.1%
           1,158     ABB Ltd.                                                                                     22,265
             213     Credit Suisse Group AG                                                                       10,873
             523     Nestle SA                                                                                    21,764
             477     Novartis AG                                                                                  22,152
              70     Roche Holding AG                                                                             11,147
              39     Syngenta AG                                                                                   9,189
           1,271     UBS AG                                                                                       23,499
              51     Zurich Financial Services AG                                                                 11,229
                                                                                             ----------------------------
                                                                                                                 132,118
                                                                                             ----------------------------

                     UNITED KINGDOM - 9.2%
             332     Anglo American PLC                                                                           10,936
             229     AstraZeneca PLC                                                                              10,600
           3,443     BAE Systems PLC                                                                              17,519
           5,932     Barclays PLC                                                                                 36,762
           1,043     BG Group PLC                                                                                 17,288
             798     BHP Billiton PLC                                                                             21,174
           4,504     BP PLC                                                                                       39,052
             697     British American Tobacco PLC                                                                 21,288
           7,174     Centrica PLC                                                                                 29,453
           1,396     Diageo PLC                                                                                   21,705
           1,694     GlaxoSmithKline PLC                                                                          33,213
           4,136     HSBC Holdings PLC                                                                            45,305
             368     Imperial Tobacco Group PLC                                                                   10,376
          25,952     Lloyds Banking Group PLC                                                                     47,093
           1,966     National Grid PLC                                                                            18,985
             220     Reckitt Benckiser Group PLC                                                                  10,230
             256     Rio Tinto PLC                                                                                10,070
             703     Royal Dutch Shell PLC - Class B                                                              19,180
             706     Royal Dutch Shell PLC - Class A                                                              19,609
             465     SABMiller PLC                                                                                10,807
             469     Standard Chartered PLC                                                                       10,671
           4,837     Tesco PLC                                                                                    29,634
             406     Unilever PLC                                                                                 11,117
          24,801     Vodafone Group PLC                                                                           53,679
           1,720     Xstrata PLC                                                                                  23,169
                                                                                             ----------------------------
                                                                                                                 578,915
                                                                                             ----------------------------

                     UNITED STATES - 0.2%
              93     Synthes, Inc.                                                                                10,903
                                                                                             ----------------------------

                     TOTAL COMMON STOCKS - 99.4%
                     (Cost - $6,097,328)                                                                       6,251,207
                                                                                             ----------------------------

                     EXCHANGE-TRADED FUNDS - 0.2%
                     UNITED STATES - 0.2%
             400     SPDR MSCI ACWI ex-US ETF
                     (Cost - $9,661)                                                                              11,580
                                                                                             ----------------------------

                     TOTAL INVESTMENTS - 99.6%
                     (Cost $6,106,989)                                                                         6,262,787
                     Other Assets in excess of Liabilities - 0.4%                                                 25,629
                                                                                             ----------------------------
                     NET ASSETS - 100.0%                                                                     $ 6,288,416
                                                                                             ============================

AB - Publicly Traded Company
AG - Corporation
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)  Non-income producing security.


--------------------------------------------------------------------------------
                SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
        SECTOR*                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                35.5%
Industrials                                                               17.6%
Consumer Discretionary                                                    10.8%
Consumer Staples                                                           8.0%
Utilities                                                                  7.0%
Information Technology                                                     5.7%
Telecommunication Services                                                 4.7%
Materials                                                                  4.4%
Health Care                                                                3.2%
Energy                                                                     2.9%
--------------------------------------------------------------------------------
Total Investments                                                         99.8%
Exchange-Traded Funds                                                      0.2%
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                        100.0%
--------------------------------------------------------------------------------

* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groupings of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on September 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                  Level 1                Level 2                Level 3                   Total
-----------------------------------    ---------------------    -----------------    --------------------    ----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                           $   676                  $ -                     $ -                   $   676
   Consumer Staples                                     505                    -                       -                       505
   Energy                                               180                    -                       -                       180
   Financials                                         2,221                    -                       -                     2,221
   Health Care                                          199                    -                       -                       199
   Industrials                                        1,102                                                                  1,102
   Information Technology                               358                    -                       -                       358
   Materials                                            276                    -                       -                       276
   Telecommunication Services                           294                    -                       -                       294
   Utilities                                            440                    -                       -                       440
Exchange-Traded Funds                                    12                                                                     12
                                       ---------------------    -----------------    --------------------    ----------------------
Total                                               $ 6,263                  $ -                     $ -                   $ 6,263
                                       =====================    =================    ====================    ======================


HGI | CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS - 79.8%
                      ARGENTINA - 1.2%
          15,090      Banco Macro SA, ADR                                                                    $     339,676
                                                                                                     ----------------------

                      AUSTRALIA - 4.8%
          40,283      Amcor Ltd.                                                                                   195,953
          15,077      Australia & New Zealand Banking Group Ltd.                                                   270,610
           5,960      BHP Billiton Ltd.                                                                            184,905
          11,665      National Australia Bank Ltd.                                                                 280,077
          11,197      Santos Ltd.                                                                                  149,146
          41,566      Telstra Corp. Ltd.                                                                           114,238
           9,622      Westpac Banking Corp.                                                                        197,685
                                                                                                     ----------------------
                                                                                                                 1,392,614
                                                                                                     ----------------------
                      BRAZIL - 2.0%
           9,640      Cia Siderurgica Nacional SA, ADR                                                             251,508
           6,122      CPFL Energia SA, ADR                                                                         320,425
                                                                                                     ----------------------
                                                                                                                   571,933
                                                                                                     ----------------------
                      CANADA - 3.1%
           6,053      Canadian Natural Resources Ltd.                                                              346,413
           5,207      EnCana Corp.                                                                                 270,532
          14,858      Nexen, Inc.                                                                                  290,869
                                                                                                     ----------------------
                                                                                                                   907,814
                                                                                                     ----------------------
                      CHILE - 2.3%
           4,902      Banco de Chile, ADR                                                                          209,806
           2,682      Banco Santander Chile, ADR                                                                   137,238
           2,085      Cia Cervecerias Unidas SA, ADR                                                                67,846
           1,698      Empresa Nacional de Electricidad SA, ADR                                                      78,295
           3,835      Enersis SA, ADR                                                                               66,384
          10,410      Lan Airlines SA, ADR                                                                         123,358
                                                                                                     ----------------------
                                                                                                                   682,927
                                                                                                     ----------------------
                      CHINA - 4.7%
          11,000      Cheung Kong Holdings Ltd.                                                                    130,499
             933      China Life Insurance Co. Ltd., ADR                                                            59,115
           1,341      China Petroleum & Chemical Corp., ADR                                                        112,577
           1,710      China Telecom Corp. Ltd., ADR                                                                 88,287
          94,000      China Unicom Hong Kong Ltd.                                                                  132,195
          14,000      CLP Holdings Ltd.                                                                             93,747
           1,184      CNOOC Ltd., ADR                                                                              154,690
         340,000      Guangshen Railway Co. Ltd. - Class H                                                         147,833
           4,536      Huaneng Power International, Inc., ADR                                                       126,917
          30,000      Swire Pacific Ltd. - Class A                                                                 312,941
                                                                                                     ----------------------
                                                                                                                 1,358,801
                                                                                                     ----------------------
                      DENMARK - 2.2%
          22,516      Danske Bank A/S                                                                              605,566
             689      Novo Nordisk A/S - Class B                                                                    42,043
                                                                                                     ----------------------
                                                                                                                   647,609
                                                                                                     ----------------------
                      FINLAND - 2.6%
          14,846      Nokia OYJ                                                                                    206,656
           7,378      Stora Enso OYJ - Class A                                                                      62,680
          40,060      UPM-Kymmene OYJ                                                                              481,750
                                                                                                     ----------------------
                                                                                                                   751,086
                                                                                                     ----------------------
                      FRANCE - 6.7%
          18,394      Air France-KLM                                                                               280,989
           1,110      Air Liquide SA                                                                               118,592
          10,258      AXA SA                                                                                       233,765
           3,456      BNP Paribas                                                                                  278,577
           1,161      Dassault Systemes SA                                                                          59,396
           4,481      France Telecom SA                                                                            114,076
           1,538      Group Danone SA                                                                               83,716
           2,679      Lafarge SA                                                                                   228,017
             938      L'Oreal SA                                                                                    92,449
           3,614      Publicis Groupe                                                                              133,028
           2,100      Sanofi-Aventis SA                                                                            142,604
           3,149      Total SA                                                                                     180,623
                                                                                                     ----------------------
                                                                                                                 1,945,832
                                                                                                     ----------------------
                      GERMANY - 6.8%
           1,593      Adidas AG                                                                                     75,119
           3,572      Allianz SE                                                                                   413,258
           8,607      BASF SE                                                                                      449,470
           1,729      Bayer AG                                                                                     106,270
           9,604      Deutsche Lufthansa AG                                                                        154,361
           7,811      Deutsche Telekom AG                                                                          103,965
           6,291      E.ON AG                                                                                      266,413
             958      Fresenius Medical Care AG & Co. KGaA                                                          43,086
           3,485      Henkel AG & Co. KGaA                                                                         116,777
           2,411      RWE AG                                                                                       223,510
              79      Volkswagen AG                                                                                 15,310
                                                                                                     ----------------------
                                                                                                                 1,967,539
                                                                                                     ----------------------
                      HUNGARY - 2.2%
          32,624      Magyar Telekom Telecommunications PLC, ADR                                                   653,785
                                                                                                     ----------------------

                      INDONESIA - 0.5%
           4,730      Telekomunikasi Indonesia Tbk PT, ADR                                                         153,867
                                                                                                     ----------------------

                      IRELAND - 0.6%
           7,243      CRH PLC                                                                                      186,054
                                                                                                     ----------------------

                      ISRAEL - 0.5%
           7,176      Partner Communications Co. Ltd., ADR                                                         137,851
                                                                                                     ----------------------

                      ITALY - 0.9%
          59,445      Intesa Sanpaolo SpA                                                                          257,839
                                                                                                     ----------------------

                      JAPAN - 3.9%
           3,000      Eisai Co Ltd.                                                                                110,279
           1,900      FUJIFILM Holdings Corp.                                                                       56,837
           5,000      Kirin Holdings Co. Ltd.                                                                       73,465
           5,300      Konami Corp.                                                                                 104,726
           8,000      Kubota Corp.                                                                                  66,318
             400      Kyocera Corp.                                                                                 33,418
             800      Nidec Corp.                                                                                   57,694
           3,800      ORIX Corp.                                                                                   292,891
           7,100      Panasonic Corp.                                                                              114,041
           2,800      TDK Corp.                                                                                    163,294
           2,200      Tokio Marine Holdings, Inc.                                                                   65,693
                                                                                                     ----------------------
                                                                                                                 1,138,656
                                                                                                     ----------------------
                      JERSEY - 0.1%
           1,267      Shire PLC                                                                                     21,125
                                                                                                     ----------------------

                      LUXEMBOURG - 1.0%
           8,360      ArcelorMittal                                                                                299,565
                                                                                                     ----------------------

                      MEXICO - 1.7%
          10,716      Grupo Aeroportuario del Pacifico SAB de CV, ADR                                              280,438
           9,312      Industrias Bachoco SAB de CV, ADR                                                            202,350
                                                                                                     ----------------------
                                                                                                                   482,788
                                                                                                     ----------------------
                      NETHERLANDS - 5.0%
          46,164      Aegon NV                                                                                     347,999
           8,463      Koninklijke Philips Electronics NV                                                           191,402
          25,283      STMicroelectronics NV                                                                        218,238
          13,522      TNT NV                                                                                       333,956
           6,637      Unilever NV                                                                                  183,345
           8,772      Wolters Kluwer NV                                                                            173,844
                                                                                                     ----------------------
                                                                                                                 1,448,784
                                                                                                     ----------------------
                      PHILIPPINES - 0.2%
           1,247      Philippine Long Distance Telephone Co., ADR                                                   64,158
                                                                                                     ----------------------

                      PORTUGAL - 0.4%
          10,100      Portugal Telecom SGPS SA                                                                     104,502
                                                                                                     ----------------------

                      SINGAPORE - 3.0%
          20,000      DBS Group Holdings Ltd.                                                                      175,428
         115,000      Keppel Corp. Ltd.                                                                            607,300
          43,000      Singapore Telecommunications Ltd.                                                             93,696
                                                                                                     ----------------------
                                                                                                                   876,424
                                                                                                     ----------------------
                      SOUTH AFRICA - 0.7%
           3,772      Gold Fields Ltd., ADR                                                                         45,528
           4,356      Sasol Ltd., ADR                                                                              164,613
                                                                                                     ----------------------
                                                                                                                   210,141
                                                                                                     ----------------------
                      SPAIN - 2.1%
          15,032      Banco Bilbao Vizcaya Argentaria SA                                                           267,273
          17,860      Banco Santander SA                                                                           275,138
           2,980      Repsol YPF SA, ADR                                                                            74,023
                                                                                                     ----------------------
                                                                                                                   616,434
                                                                                                     ----------------------
                      SWEDEN - 3.9%
          19,835      Atlas Copco AB - Class A                                                                     250,012
          41,611      Sandvik AB                                                                                   420,177
          11,989      Telefonaktiebolaget LM Ericsson - Class A                                                    114,139
          38,553      Volvo AB - B Shares                                                                          337,989
                                                                                                     ----------------------
                                                                                                                 1,122,317
                                                                                                     ----------------------
                      SWITZERLAND - 1.2%
           1,961      Nestle SA                                                                                     81,606
           2,142      Novartis AG                                                                                   99,474
             689      Roche Holding AG                                                                             113,893
             281      Syngenta AG                                                                                   66,205
                                                                                                     ----------------------
                                                                                                                   361,178
                                                                                                     ----------------------
                      TAIWAN - 1.1%
          20,603      AU Optronics Corp., ADR                                                                      203,146
          12,162      Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                             130,133
                                                                                                     ----------------------
                                                                                                                   333,279
                                                                                                     ----------------------
                      TURKEY - 0.4%
           6,752      Turkcell Iletisim Hizmet AS, ADR                                                             108,775
                                                                                                     ----------------------

                      UNITED KINGDOM - 13.7%
          15,109      Anglo American PLC                                                                           497,664
          49,638      ARM Holdings PLC                                                                             105,898
           4,622      AstraZeneca PLC                                                                              213,935
           2,659      BG Group PLC                                                                                  44,073
          32,333      BP PLC                                                                                       280,345
          19,943      British Sky Broadcasting Group PLC                                                           177,467
         137,290      BT Group PLC                                                                                 309,677
          14,371      Bunzl PLC                                                                                    137,603
          19,194      Care U.K. PLC                                                                                 85,401
          42,632      Centrica PLC                                                                                 175,024
         114,186      Ladbrokes PLC                                                                                362,524
         273,449      Legal & General Group PLC                                                                    343,164
          27,391      Marks & Spencer Group PLC                                                                    151,693
          57,033      Prudential PLC                                                                               499,154
          27,831      Rexam PLC                                                                                    121,335
           6,933      Royal Dutch Shell PLC - Class A                                                              192,567
           5,884      Smith & Nephew PLC                                                                            50,250
           4,534      Thomson Reuters PLC                                                                          143,135
          15,128      United Utilities Group PLC                                                                   111,641
                                                                                                     ----------------------
                                                                                                                 4,002,550
                                                                                                     ----------------------
                      UNITED STATES - 0.3%
           7,069      News Corp. - Class B                                                                          90,585
                                                                                                     ----------------------

                      TOTAL COMMON STOCK - 79.8%
                      (Cost $18,584,827)                                                                        23,236,488
                                                                                                     ----------------------

                      CLOSED END FUNDS - 9.1%
                      UNITED STATES - 9.1%
          12,479      AllianceBernstein Global High Income Fund, Inc.                                              146,878
          33,515      Alpine Total Dynamic Dividend Fund                                                           280,185
          22,733      BlackRock International Growth and Income Trust                                              267,567
          25,620      Calamos Global Dynamic Income Fund                                                           188,051
          12,681      Clough Global Equity Fund                                                                    167,516
          12,615      Clough Global Opportunities Fund                                                             151,885
          22,161      Evergreen Global Dividend Opportunity Fund                                                   221,388
          10,906      First Trust Aberdeen Global Opportunity Income Fund                                          160,209
           7,600      Gabelli Global Deal Fund (The)                                                               110,504
          19,271      ING Global Equity Dividend & Premium Opportunity Fund                                        247,825
           7,392      Nuveen Multi-Currency Short-Term Government Income Fund                                      120,268
          21,594      Putnam Premier Income Trust                                                                  119,199
           9,932      Templeton Emerging Markets Income Fund                                                       130,209
           9,773      Western Asset Emerging Markets Debt Fund, Inc.                                               157,150
          17,635      Western Asset Global High Income Fund, Inc.                                                  177,232
                                                                                                     ----------------------
                      TOTAL CLOSED END FUNDS                                                                     2,646,066
                                                                                                     ----------------------
                      (Cost $2,113,579)

                      INCOME TRUSTS - 5.1%
                      CANADA - 5.1%
          23,182      Enerplus Resources Fund                                                                      487,054
          76,034      Harvest Energy Trust                                                                         427,161
          44,081      Penn West Energy Trust                                                                       565,559
                                                                                                     ----------------------
                      TOTAL INCOME TRUSTS                                                                        1,479,774
                      (Cost $1,279,366)                                                              ----------------------


                      PREFERRED STOCKS - 5.6%
                      BRAZIL - 4.6%
          41,727      Aracruz Celulose SA, ADR                                                                     881,274
          21,661      Gerdau SA, ADR                                                                               254,517
           5,455      Ultrapar Participacoes SA, ADR                                                               197,798
                                                                                                     ----------------------
                                                                                                                 1,333,589
                                                                                                     ----------------------
                      COLOMBIA - 1.0%
           8,436      BanColombia SA, ADR                                                                          299,815
                                                                                                     ----------------------

                      TOTAL PREFERRED STOCKS - 5.6%                                                              1,633,404
                      (Cost $980,992)                                                                ----------------------


                      EXCHANGE-TRADED FUNDS - 0.2%
                      UNITED STATES - 0.2%
           1,180      iShares MSCI EAFE Index Fund                                                                  62,162
                      (Cost $60,242)                                                                 ----------------------

                      RIGHTS - 0.0%
           3,694      Fortis                                                                                             0
                      (Cost $0)                                                                      ----------------------

                      TOTAL INVESTMENTS - 99.8%
                      (Cost $23,019,006)                                                                        29,057,894
                      Other Assets in excess of Liabilities - 0.2%                                                  53,616
                                                                                                     ----------------------
                      NET ASSETS - 100.0%                                                                     $ 29,111,510
                                                                                                     ======================


A/S - Limited Liability Stock Company
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
Ltd. - Limited
KGaA - Limited Partnership
NV - Publicly-Traded Company
OYJ - Publicly-Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV - Variable Capital Company
SE - Stock Corporation
SpA - Limited Share Company


--------------------------------------------------------------------------------
                 SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
             SECTOR*                                     % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                21.7%
Materials                                                                 14.9%
Energy                                                                    13.6%
Industrials                                                               11.5%
Telecommunication Services                                                 7.5%
Utilities                                                                  5.0%
Information Technology                                                     5.0%
Consumer Discretionary                                                     4.9%
Health Care                                                                3.5%
Consumer Staples                                                           3.1%
--------------------------------------------------------------------------------
Total Common Stocks & Preferred Stocks                                    90.7%
Closed-End Funds                                                           9.1%
Exchange-Traded Funds                                                      0.2%
Rights                                                                     0.0%
--------------------------------------------------------------------------------
Total Investments                                                        100.0%
--------------------------------------------------------------------------------

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust 2 (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ending May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on June 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                  Level 1                Level 2                Level 3                   Total
-----------------------------------    ---------------------    -----------------    --------------------    -----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                          $  1,437                  $ -                     $ -                   $  1,437
   Consumer Staples                                     902                    -                       -                        902
   Energy                                             2,260                    -                       -                      2,260
   Financials                                         5,993                    -                       -                      5,993
   Health Care                                        1,028                    -                       -                      1,028
   Industrials                                        3,332                    -                       -                      3,332
   Information Technology                             1,454                    -                       -                      1,454
   Materials                                          3,189                    -                       -                      3,189
   Telecommunications                                 2,179                    -                       -                      2,179
   Utilities                                          1,463                    -                       -                      1,463
Preferred Stocks:                                     1,633                    -                       -                      1,633
Income Trusts:                                        1,480                                                                   1,480
Closed End Funds                                      2,646                    -                       -                      2,646
Exchange Traded Funds                                    62                    -                       -                         62
                                       ---------------------    -----------------    --------------------    -----------------------
Total                                              $ 29,058                  $ -                     $ -                   $ 29,058
                                       =====================    =================    ====================    =======================


ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------

By:   /s/ J. Thomas Futrell
      --------------------------------------------------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: October 26, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ J. Thomas Futrell
      --------------------------------------------------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: October 26, 2009
      --------------------------------------------------------------------------

By:   /s/ Steven M. Hill
      --------------------------------------------------------------------------
          Steven M. Hill
          Treasurer and Chief Financial Officer

Date: October 26, 2009
      --------------------------------------------------------------------------